UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment /_/; Amendment Number:  _______

     This Amendment (Check only one):   /_/ is a restatement.
                                        /_/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Accipiter Capital Management, LLC
Address:  399 Park Avenue, 38th Floor
          New York, New York 10022

Form 13F File Number: 28-10741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gabe Hoffman
Title:  Managing Member
Phone:  212-705-8700

Signature, Place, and Date of Signing:

        /s/ Gabe Hoffman, New York, NY, August 14, 2007

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          1
                                                ---------------

Form 13F Information Table Entry Total:                    55
                                                ---------------

Form 13F Information Table Value Total:              $392,007
                                                ---------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.  Form 13F File Number     Name

          1    28-11738                 Gabe Hoffman
        -----  -----------------------  -----------------------

                                                     FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----
3SBIO INC ADS                  ADS    88575Y105       199     20,459  S/H          OTHER           1          -       20,459    -

ADOLOR CORP                    COM    00724X102     3,928  1,058,702  S/H          OTHER           1          -    1,058,702    -

ADVANCED MAGNETICS INC         COM    00753P103    10,887    187,189  S/H          OTHER           1          -      187,189    -

ADAMS RESPIRATORY THERAPEUTI   COM    00635P107    10,962    278,294  S/H          OTHER           1          -      278,294    -

AMGEN INC                      COM    031162100    20,163    364,685  S/H          OTHER           1          -      364,685    -

ARTES MEDICAL INC              COM    04301Q100       373     46,700  S/H          OTHER           1          -       46,700    -

ATS MED INC                    COM    002083103     9,992  4,912,000  S/H          OTHER           1          -    4,912,000    -

BARR PHARMACEUTICALS INC       COM    068306109     7,987    159,000  S/H          OTHER           1          -      159,000    -

BIOMARIN PHARMACEUTICA COM     COM    09061G101    17,335    966,270  S/H          OTHER           1          -      966,270    -

BIOGEN IDEC INC                COM    09062X103     5,350    100,000  S/H          OTHER           1          -      100,000    -

CARDINAL HEALTH INC            COM    038C65656     8,141    115,249  S/H          OTHER           1          -      115,249    -

CLEVELAND BIOLABS INC          COM    185860103       225     20,549  S/H          OTHER           1          -       20,549    -

DENDREON CORP                  COM    248230107       294     41,662  S/H          OTHER           1          -       41,662    -

DIALYSIS CORP AMER             COM    252529102     1,296    125,795  S/H          OTHER           1          -      125,795    -

EMAGEON INC                    COM    29076V109    14,893  1,651,145  S/H          OTHER           1          -    1,651,145    -

EMERGENCY MEDICAL SVCS CORP   CL A    29100P102       941     24,038  S/H          OTHER           1          -       24,038    -

FOXHOLLOW TECHNOLOGIES INC     COM    35166A103    10,182    479,375  S/H          OTHER           1          -      479,375    -

GENELABS TECHNOLOGIES INC      COM    368706206     2,392  1,017,673  S/H          OTHER           1          -    1,017,673    -

GENEREX BIOTECHNOLOGY CORP     COM    371485103        18     10,000  S/H          OTHER           1          -       10,000    -

GENOMIC HEALTH INC COM         COM    37244C101       846     45,000  S/H          OTHER           1          -       45,000    -

GENTIUM SPA              SPONSORED    37250B104       589     35,687  S/H          OTHER           1          -       35,687    -
                               ADR

GENENTECH INC                  COM    368710406    26,027    344,002  S/H          OTHER           1          -      344,002    -
                               NEW

HANSEN MEDICAL INC             COM    411307101     2,145    113,565  S/H          OTHER           1          -      113,565    -

HEALTHSOUTH CORP               COM    421924309       362     19,999  S/H          OTHER           1          -       19,999    -
                               NEW

HI-TECH PHARMACAL INC          COM    42840B101    10,755    900,755  S/H          OTHER           1          -      900,755    -

HYTHIAM INC                    COM    44919F104     2,233    258,135  S/H          OTHER           1          -      258,135    -

INDEVUS PHARMACEUTICALS INC    COM    454072109        70     10,421  S/H          OTHER           1          -       10,421    -

KINETIC CONCEPTS INC           COM    49460W208    10,776    207,343  S/H          OTHER           1          -      207,343    -
                               NEW

LIFEPOINT HOSPITALS INC        COM    53219L109     8,549    221,013  S/H          OTHER           1          -      221,013    -

MEDICIS PHARMACEUTICAL CORP   CL A    584690309     7,494    245,385  S/H          OTHER           1          -      245,385    -
                               NEW

MEDIS TECHNOLOGIES LTD         COM    58500P107     1,189     80,948  S/H          OTHER           1          -       80,948    -

MERIT MEDICAL SYSTEMS INC.     COM    589889104    13,739  1,148,756  S/H          OTHER           1          -    1,148,756    -

MINRAD INT INC                 COM    60443p103     4,104    692,000  S/H          OTHER           1          -      692,000    -

MOLECULAR INSIGHT PHARM INC    COM    60852M104       472     50,000  S/H          OTHER           1          -       50,000    -

NUTRI SYS INC NEW              COM    67069D108     8,731    125,000  S/H          OTHER           1          -      125,000    -

NXSTAGE MEDICAL INC            COM    67072V103       284     22,000  S/H          OTHER           1          -       22,000    -

ORCHID CELLMARK INC            COM    68573C107    20,218  4,357,407  S/H          OTHER           1          -    4,357,407    -

OREXIGEN THERAPEUTICS INC      COM    686164104       345     23,000  S/H          OTHER           1          -       23,000    -

OSIRIS THERAPEUTICS INC        COM    68827R108       569     42,081  S/H          OTHER           1          -       42,081    -

OWENS & MINOR INC NEW          COM    690732102     7,778    222,607  S/H          OTHER           1          -      222,607    -

PDL BIOPHARMA INC              COM    69329Y104    15,012    644,271  S/H          OTHER           1          -      644,271    -

PENWEST PHARMACEUTICALS CO     COM    709754105    18,842  1,510,957  S/H          OTHER           1          -    1,510,957    -

PERRIGO CO                     COM    714290103     7,698    393,150  S/H          OTHER           1          -      393,150    -

QUEST DIAGNOSTICS INC          COM    74834L100    14,244    275,781  S/H          OTHER           1          -      275,781    -

REPLIDYNE INC                  COM    76028W107     1,317    226,997  S/H          OTHER           1          -      226,997    -

RURAL / METRO CORP             COM    781748108    18,290  3,203,198  S/H          OTHER           1          -    3,203,198    -

SAVIENT PHARMACEUTICALS INC    COM    80517Q100     4,049    325,989  S/H          OTHER           1          -      325,989    -

SIRTRIS PHARMACEUTICAL         COM    82968a105       395     40,000  S/H          OTHER           1          -       40,000    -

SKILLED HAELTHCARE GROUP INC. CL A    83066R107    11,691    753,800  S/H          OTHER           1          -      753,800    -

SONUS PHARMACEUTICALS INC      COM    835692104     7,863  1,489,213  S/H          OTHER           1          -    1,489,213    -

TEVA PHARMACEUTICAL INDS LTD   ADR    881624209    10,555    255,876  S/H          OTHER           1          -      255,876    -

TONGJITANG CHINESE MED CO.     ADR    89025E103     1,328    118,000  S/H          OTHER           1          -      118,000    -

TRIMERIS INC                   COM    896263100     8,681  1,269,082  S/H          OTHER           1          -    1,269,082    -

VISTACARE INC                 CL A    92839Y109    15,156  1,543,350  S/H          OTHER           1          -    1,543,350    -

YM BIOSCIENCES INC             COM    984238105     4,126  2,279,506  S/H          OTHER           1          -    2,279,506    -


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